GOODWILL (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 14, 2016	Dec. 31, 2017		Dec. 31, 2016	[2]
Goodwill from acquisitions		$ 24,346	[1]	$ 651,892
inContact [Member]
Goodwill from acquisitions	$ 559,372	559,372
Adjusted goodwill		$ 3,799

[1]	Includes a reduction of $3,799 of goodwill in respect of 2016 acquisition resulted from a finalization of purchase price allocation.
[2]	including a goodwill balance of $559,372 related to the acquisition of inContact.